Stock Options (Details) - Schedule of Fair Value of Stock Options	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Fair Value of Stock Options [Abstract]
Risk-free interest rate	4.10%	2.05%
Expected life (in years)	5 years 7 months 9 days	8 years 8 months 1 day
Expected volatility		94.09%
Bottom of range [Member]
Schedule of Fair Value of Stock Options [Abstract]
Risk-free interest rate	3.37%
Expected volatility	140.41%
Top of range [Member]
Schedule of Fair Value of Stock Options [Abstract]
Risk-free interest rate	4.95%
Expected volatility	160.81%